Operating leases (Tables)	12 Months Ended
Dec. 31, 2025
Operating leases
Schedule of right of use asset and lease liability

	As of December 31
In thousands of U.S. Dollars	2025	2024
Non-Current Assets
Operating lease, right-of-use asset - Time Charter in Vessels	—	4,418
Operating lease, right-of-use asset - Offices	1,780	1,159
	1,780	5,577

Lease liabilities - Current portion
Current portion of lease liabilities - Time Charter in Vessels	—	4,418
Current portion of lease liabilities - Offices	598	547
	598	4,965

Lease liabilities - Non-current portion
Non-current portion of lease liabilities - Offices	1,272	476
	1,272	476

Total operating lease, right-of-use assets	1,780	5,577

Total lease liabilities	1,870	5,441

Schedule of maturity of operating lease obligations

As of
December 31
In thousands of U.S. Dollars	2025
2026	611
2027	352
2028	332
2029	336
2030 - 2031	417
Total lease payments	2,048
Less imputed interest	(178)
Present value of lease liabilities	1,870